Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Capital Lease Obligations [Line Items]
2014	¥ 20,535
2015	5,350
2016	3,248
2017	2,820
2018	2,585
Later years	6,286
Total minimum lease payments	40,824
Less - Amount representing interest	2,568
Present value of net minimum lease payments	38,256
Less - Current obligations	19,718
Long-term capital lease obligations	¥ 18,538